ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 13, 2020	Lisa M. Henry T +1 617 951 7780 Lisa.Henry@ropesgray.com

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AMG Funds III (Registration Nos. 002-84012 and 811-03752)

Ladies and Gentlemen:

On behalf of AMG Funds III (the “Trust”), we are filing today through EDGAR, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, a copy of the Trust’s preliminary proxy statement relating to its December 8, 2020 special meeting of shareholders of AMG GW&K International Small Cap Fund (formerly AMG Managers Cadence Emerging Companies Fund) (the “Fund”). The meeting is being called for the purposes described in the enclosed proxy statement. Copies of the proxy statement are expected to be mailed to the Fund’s shareholders beginning on or about October 26, 2020.

Please direct any questions concerning this filing to the undersigned at (617) 951-7780.

Very truly yours,

/s/ Lisa M. Henry
Lisa M. Henry